Stockholders' Deficit - Schedule of Time-Based Restricted Stock Awards (Detail) - Time Based Restricted Stock [Member]	12 Months Ended
Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	56,693
Awards vested and issued	(6,093)
Awards forfeited	(1,963)
Non-vested awards outstanding at December 31, 2016	48,637